Accounting policies - Changes in the financial instruments classified as Level 3 (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 02, 2018	Dec. 31, 2015
Level 2
Changes in financial instruments, Assets
Assets at beginning/end of period	€ 140,659	€ 124,178	€ 146,991
Changes in financial instruments, Liabilities
Liabilities at beginning of period	153,600	136,835
Liabilities at end of period	127,991	153,600	136,835
Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	4,473	1,363	1,349	€ 3,546	€ 2,481
Purchases	418	46	37
Sales	(294)	(271)	(431)
Settlements	(39)	(5)	(132)
Changes in fair value recognized in profit or loss	18	(156)	71
Changes in fair value recognized in equity	(269)	59	(11)
Level reclassifications into Level 3	1,189	194
Level reclassifications (out of) Level 3			(520)
Other	(96)	147	(146)
Changes in financial instruments, Liabilities
Liabilities at beginning of period	196	86	324
Perimeter	181	33
Sales	(95)	(3)	(37)
Changes in fair value recognized in profit or loss	8	(40)	11
Level reclassifications into Level 3	161	126
Level reclassifications (out of) Level 3			(199)
Other	(9)	(6)	(13)
Liabilities at end of period	442	196	86
Financial liabilities held for trading | Level 3
Changes in financial instruments, Assets
Level reclassifications into Level 3		126
Level reclassifications (out of) Level 3			(199)
Changes in financial instruments, Liabilities
Liabilities at beginning of period	182	69	302
Perimeter	41	33
Sales	(95)	(3)	(34)
Changes in fair value recognized in profit or loss	9	(38)	10
Level reclassifications into Level 3	161
Other	(9)	(5)	(10)
Liabilities at end of period	289	182	69
Financial liabilities held for trading | Derivatives | Level 3
Changes in financial instruments, Assets
Level reclassifications into Level 3		126
Level reclassifications (out of) Level 3			(199)
Changes in financial instruments, Liabilities
Liabilities at beginning of period	182	69	302
Perimeter	41	33
Sales	(95)	(3)	(34)
Changes in fair value recognized in profit or loss	9	(38)	10
Level reclassifications into Level 3	161
Other	(9)	(5)	(10)
Liabilities at end of period	289	182	69
Financial liabilities held for trading | Swaps | Level 3
Changes in financial instruments, Assets
Level reclassifications into Level 3		126
Changes in financial instruments, Liabilities
Liabilities at beginning of period	100	1	1
Sales	(7)
Changes in fair value recognized in profit or loss	(7)	(26)
Level reclassifications into Level 3	28
Other	(3)	(1)
Liabilities at end of period	111	100	1
Financial liabilities held for trading | Exchange rate options | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	9
Perimeter		21
Changes in fair value recognized in profit or loss	(2)	(11)
Other		(1)
Liabilities at end of period	7	9
Financial liabilities held for trading | Interest rate options | Level 3
Changes in financial instruments, Assets
Level reclassifications (out of) Level 3			(155)
Changes in financial instruments, Liabilities
Liabilities at beginning of period	19	21	194
Sales	(1)		(19)
Changes in fair value recognized in profit or loss	(1)	(2)	1
Level reclassifications into Level 3	10
Other	(1)
Liabilities at end of period	26	19	21
Financial liabilities held for trading | Index and securities options | Level 3
Changes in financial instruments, Assets
Level reclassifications (out of) Level 3			(44)
Changes in financial instruments, Liabilities
Liabilities at beginning of period	41	46	107
Perimeter	41
Sales	(87)	(3)	(15)
Changes in fair value recognized in profit or loss	25		8
Level reclassifications into Level 3	128
Other	(5)	(2)	(10)
Liabilities at end of period	143	41	46
Financial liabilities held for trading | Other | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	13	1
Perimeter		12
Changes in fair value recognized in profit or loss	(6)	1	1
Level reclassifications (out of) Level 3	(5)
Other		(1)
Liabilities at end of period	2	13	1
Hedging derivatives, category | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	7	9	11
Sales			(3)
Changes in fair value recognized in profit or loss	(1)	(2)	1
Liabilities at end of period	6	7	9
Hedging derivatives, category | Swaps | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	7	9	11
Sales			(3)
Changes in fair value recognized in profit or loss	(1)	(2)	1
Liabilities at end of period	6	7	9
Financial liabilities designated at fair value through profit or loss | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	7	8	11
Perimeter	140
Other		(1)	(3)
Liabilities at end of period	147	7	8
Hedging derivatives, category | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	21	18	27	18	18
Sales		(2)	(4)
Changes in fair value recognized in profit or loss	3	(7)	13
Hedging derivatives, category | Swaps | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	21	18	27	18	18
Sales		(2)	(4)
Changes in fair value recognized in profit or loss	3	(7)	13
Financial assets held for trading, category | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	738	437	341	437	950
Purchases	85	45
Sales	(26)	(21)	(157)
Settlements	(34)
Changes in fair value recognized in profit or loss	(16)	(129)	52
Level reclassifications into Level 3	312	200
Level reclassifications (out of) Level 3			(489)
Other	(20)	1	(15)
Financial assets held for trading, category | Debt and equity instruments | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	153	32	40	32	43
Purchases	22
Sales	(6)	(7)	(5)
Settlements	(34)
Changes in fair value recognized in profit or loss	2	(1)	3
Level reclassifications into Level 3	141
Other	(4)		(1)
Financial assets held for trading, category | Derivatives | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	585	405	301	405	907
Purchases	63	45
Sales	(20)	(14)	(152)
Changes in fair value recognized in profit or loss	(18)	(128)	49
Level reclassifications into Level 3	171	200
Level reclassifications (out of) Level 3			(489)
Other	(16)	1	(14)
Financial assets held for trading, category | Swaps | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	185	189	55	189	54
Purchases		1
Sales	(8)	(6)
Changes in fair value recognized in profit or loss	4	(59)	(3)
Level reclassifications into Level 3	4	200
Other	(4)	(2)	4
Financial assets held for trading, category | Exchange rate options | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	2	5	2	5
Purchases		5
Changes in fair value recognized in profit or loss	(2)	(2)	2
Other	(1)
Financial assets held for trading, category | Interest rate options | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	149	162	173	162	619
Sales	(3)		(52)
Changes in fair value recognized in profit or loss	(16)	(11)	39
Level reclassifications into Level 3	8
Level reclassifications (out of) Level 3			(433)
Other	(2)
Financial assets held for trading, category | Index and securities options | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	198	5	26	5	120
Purchases	41
Sales	(1)	(1)	(30)
Changes in fair value recognized in profit or loss	(35)	(18)	(3)
Level reclassifications into Level 3	195
Level reclassifications (out of) Level 3			(56)
Other	(7)	(2)	(5)
Financial assets held for trading, category | Other | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	51	44	45	44	114
Purchases	22	39
Sales	(8)	(7)	(70)
Changes in fair value recognized in profit or loss	31	(38)	14
Level reclassifications (out of) Level 3	(36)
Other	(2)	5	(13)
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	1,403			1,365
Purchases	66
Sales	(30)
Settlements	(5)
Changes in fair value recognized in profit or loss	12
Level reclassifications into Level 3	31
Other	(36)
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Loans and advances - Customers | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	460			465
Purchases	56
Sales	(22)
Changes in fair value recognized in profit or loss	20
Other	(59)
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt instruments asset | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	481			518
Sales	(7)
Changes in fair value recognized in profit or loss	(29)
Level reclassifications into Level 3	1
Other	(2)
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Equity instruments | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	462			382
Purchases	10
Sales	(1)
Settlements	(5)
Changes in fair value recognized in profit or loss	21
Level reclassifications into Level 3	30
Other	25
Financial assets at fair value through other comprehensive income, category | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	1,435			€ 1,726
Purchases	162
Sales	(238)
Changes in fair value recognized in equity	(269)
Level reclassifications into Level 3	147
Other	(93)
Financial assets designated at fair value through profit or loss, category | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	876	282	325		514
Purchases	105
Sales		(9)	(7)
Settlements			(104)
Changes in fair value recognized in profit or loss	19	(20)	6
Level reclassifications into Level 3	699
Level reclassifications (out of) Level 3			(2)
Other	53	(14)	(82)
Financial assets designated at fair value through profit or loss, category | Loans and advances - Credit institutions | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	201
Changes in fair value recognized in profit or loss	(1)
Level reclassifications into Level 3	202
Financial assets designated at fair value through profit or loss, category | Loans and advances - Customers | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	560	72	74		81
Sales		(2)
Changes in fair value recognized in profit or loss	6	3	5
Level reclassifications into Level 3	497
Other	57	(3)	(12)
Financial assets designated at fair value through profit or loss, category | Debt instruments asset | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	115	199	237		283
Purchases	105
Sales		(7)	(7)
Changes in fair value recognized in profit or loss	14	(21)	1
Other	€ (4)	(10)	(40)
Financial assets designated at fair value through profit or loss, category | Equity instruments | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period		11	14		150
Settlements			(104)
Changes in fair value recognized in profit or loss		(2)
Level reclassifications (out of) Level 3			(2)
Other		(1)	(30)
Financial assets available for sale, category | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period		626	656		€ 999
Purchases		1	37
Sales		(239)	(263)
Settlements		(5)	(28)
Changes in fair value recognized in equity		59	(11)
Level reclassifications (out of) Level 3		(6)	(29)
Other		160	(49)
Financial assets available for sale, category | Equity instruments
Changes in financial instruments, Assets
Assets at beginning/end of period		€ 1,211	€ 1,349